SGI SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 98.4%
Agriculture — 1.0%
Andersons Inc., (The)	23,250	$906,982
Airlines — 2.8%
Alaska Air Group, Inc.*	21,400	961,502
Copa Holdings SA, Class A, (Panama)	10,100	1,061,106
Sun Country Airlines Holdings, Inc.*	26,882	505,382
		2,527,990
Architectural and Structural Metals Manufacturing — 1.1%
SPX Technologies, Inc.*	12,376	945,031
Auto Manufacturers — 0.6%
Wabash National Corp.	23,976	562,237
Auto Parts & Equipment — 1.5%
Allison Transmission Holdings, Inc.	12,116	573,087
Dana, Inc.	3,177	40,888
Douglas Dynamics, Inc.	4,800	135,648
Shyft Group Inc., (The)	11,800	277,418
Standard Motor Products, Inc.	8,172	288,635
		1,315,676
Banks — 2.8%
Bancorp Inc., (The)*	9,675	298,571
Bankwell Financial Group, Inc.	1,985	45,357
Byline Bancorp, Inc.	9,231	163,573
Coastal Financial Corp.*	10,900	372,889
Customers Bancorp, Inc.*	14,300	329,186
Independent Bank Corp.	5,600	91,560
Mercantile Bank Corp.	1,784	46,438
OFG Bancorp, (Puerto Rico)	13,413	325,399
Westamerica BanCorp	21,800	824,694
		2,497,667
Beverages — 1.1%
Vita Coco Co Inc., (The)*	37,124	990,469
Biotechnology — 0.7%
Ligand Pharmaceuticals, Inc.*	8,458	592,737
Building Materials — 5.8%
Apogee Enterprises, Inc.	18,335	676,745
Boise Cascade Co.	7,600	545,832
Griffon Corp.	27,476	866,044
Louisiana-Pacific Corp.	4,941	289,147
PGT Innovations, Inc.*	37,250	926,407
Simpson Manufacturing Co., Inc.	9,000	1,063,710
SPX Technologies, Inc.*	–	–
UFP Industries, Inc.	11,000	859,100
		5,226,985
Business Support Services — 0.6%
Bread Financial Holdings, Inc.	19,140	539,365
Chemicals — 4.0%
AdvanSix, Inc.	22,300	733,670
Chemours Co., (The)	3,900	103,311
Ecovyst, Inc.*	77,196	775,048
Ingevity Corp.*	8,400	396,396
Koppers Holdings, Inc.	13,800	399,648
Orion Engineered Carbons SA, (Luxembourg)	22,468	521,033
Stepan Co.	7,100	652,845
		3,581,951
Commercial Services — 5.9%
ABM Industries, Inc.	3,961	174,918
Alta Equipment Group, Inc.	17,300	235,453
Barrett Business Services Inc.	7,600	638,400
Franklin Covey Co.*	10,200	376,584
Grand Canyon Education, Inc.*	397	41,590
Hackett Group Inc., (The)	12,100	234,619
Herc Holdings, Inc.	9,175	930,528
Huron Consulting Group, Inc.*	11,827	961,298
Information Services Group, Inc.	8,949	45,640
Insperity, Inc.	4,314	477,646
Laureate Education, Inc.	28,471	344,499
LiveRamp Holdings, Inc.*	12,900	313,986
National Research Corp.	6,500	291,850
WillScot Mobile Mini Holdings Corp.*	5,796	249,692
		5,316,703
Computers — 2.7%
Qualys, Inc.*	7,824	987,858
Tenable Holdings, Inc.*	24,520	1,005,075
TTEC Holdings, Inc.	5,407	171,510
Varonis Systems, Inc.*	8,900	233,892
		2,398,335
Cosmetics/Personal Care — 1.1%
elf Beauty, Inc.*	9,865	1,026,157
Distribution/Wholesale — 3.7%
H&E Equipment Services, Inc.	24,741	889,686
ScanSource, Inc.*	10,438	300,197
Titan Machinery, Inc.*	28,600	722,150
Veritiv Corp.	6,654	702,596
WESCO International, Inc.	4,800	659,424
		3,274,053
Diversified Financial Services — 2.4%
Air Lease Corp.	23,700	901,074
Enova International, Inc.*	22,100	1,028,092
Victory Capital Holdings, Inc., Class A	5,617	173,959
		2,103,125
Electric — 1.0%
ALLETE, Inc.	14,286	851,017
Clearway Energy, Inc.	1,461	41,975
Hawaiian Electric Industries, Inc.	1,153	41,404
		934,396
Electrical Components & Equipment — 0.3%
Insteel Industries, Inc.	9,850	294,810
Electronics — 0.7%
Benchmark Electronics, Inc.	4,700	110,967
Sanmina Corp.*	9,900	525,096
		636,063
Engineering & Construction — 0.9%
Frontdoor, Inc.*	11,320	348,996
MYR Group, Inc.*	3,877	494,317
		843,313
Entertainment — 0.2%
SeaWorld Entertainment, Inc.*	2,400	133,824
Food — 2.5%
Chefs’ Warehouse Inc., (The)*	25,102	780,923
Ingles Markets, Inc., Class A	9,700	778,619
Krispy Kreme, Inc.	14,400	215,136
SpartanNash Co.	18,800	430,520
		2,205,198
Gas — 0.9%
Northwest Natural Holding Co.	19,300	824,110
Healthcare-Products — 3.8%
Avanos Medical, Inc.*	7,269	178,090
Axonics, Inc.*	17,000	822,630
Inspire Medical Systems, Inc.*	3,200	935,968
iRadimed Corp.	5,788	272,210
LeMaitre Vascular, Inc.	10,643	668,806
Silk Road Medical, Inc.*	4,900	147,931
TransMedics Group, Inc.*	5,022	364,899
		3,390,534
Healthcare-Services — 2.2%
Addus HomeCare Corp.*	8,113	731,387
National HealthCare Corp.	7,400	449,180
RadNet, Inc.*	7,500	217,050
Surgery Partners, Inc.*	16,152	605,377
		2,002,994
Home Builders — 0.6%
Forestar Group, Inc.*	13,741	279,355
Tri Pointe Homes, Inc.*	9,117	266,308
		545,663
Household Products/Wares — 0.2%
Central Garden & Pet Co., Class A*	5,700	195,795
Industrial Machinery Manufacturing — 0.8%
Axcelis Technologies, Inc.*	4,700	740,485
Insurance — 5.4%
Axis Capital Holdings Ltd., (Bermuda)	16,000	830,400
Brighthouse Financial, Inc.*	11,900	479,094
CNO Financial Group, Inc.	39,770	863,407
Employers Holdings, Inc.	4,375	158,200
James River Group Holdings Ltd., (Bermuda)	8,499	162,671
Kinsale Capital Group, Inc.	2,700	818,046
Nmi Holdings, Inc., Class A*	37,133	933,895
Palomar Holdings, Inc.*	873	47,718
Primerica, Inc.	1,200	218,424
ProAssurance Corp.	11,603	140,976
Universal Insurance Holdings, Inc.	10,767	154,506
		4,807,337
Internet — 0.3%
ePlus, Inc.*	4,900	242,011
Iron/Steel — 1.7%
Commercial Metals Co.	20,800	889,200
Schnitzer Steel Industries, Inc., Class A	23,552	647,915
		1,537,115
Leisure Time — 1.8%
Malibu Boats, Inc., Class A*	13,851	726,485
MasterCraft Boat Holdings, Inc.*	32,000	848,000
		1,574,485
Lodging — 0.6%
Travel + Leisure Co.	14,700	536,109
Machinery, Equipment, and Supplies Merchant Wholesalers — 0.3%
Global Industrial Co.	11,069	275,397
Machinery-Construction & Mining — 2.2%
Hyster-Yale Materials Handling, Inc.	2,541	118,817
Oshkosh Corp.	11,751	867,576
Terex Corp.	21,600	1,001,592
		1,987,985
Metal Fabricate/Hardware — 3.0%
Janus International Group, Inc.*	56,986	503,186
Mueller Industries, Inc.	11,889	882,877
Northwest Pipe Co.*	9,600	254,976
Olympic Steel, Inc.	2,944	123,118
Ryerson Holding Corp.	25,712	873,951
		2,638,108
Mining — 0.2%
Compass Minerals International, Inc.	5,649	179,243
Miscellaneous Manufacturing — 0.1%
LSB Industries, Inc.*	9,300	86,490
Offices of Physicians — 0.7%
Progyny, Inc.*	17,967	669,271
Oil & Gas — 2.2%
Matador Resources Co.	983	43,222
Murphy Oil Corp.	9,000	313,200
Northern Oil and Gas, Inc.	18,900	565,299
Par Pacific Holdings, Inc.*	26,700	569,244
SM Energy Co.	15,900	418,011
VAALCO Energy, Inc.	16,380	63,227
		1,972,203
Oil & Gas Services — 1.9%
Liberty Energy, Inc.	74,200	871,108
NOW, Inc.*	13,800	122,682
ProPetro Holding Corp.*	111,600	744,372
		1,738,162
Packaging & Containers — 0.0%
Silgan Holdings, Inc.	929	41,796
Pharmaceuticals — 2.2%
Amphastar Pharmaceuticals, Inc.*	13,150	583,465
Catalyst Pharmaceuticals Partners, Inc.*	20,305	234,523
Collegium Pharmaceutical, Inc.*	37,200	821,004
Harmony Biosciences Holdings, Inc.*	8,527	294,864
		1,933,856
Pipelines — 0.8%
Golar LNG Ltd., (Bermunda)*	36,800	756,976
Real Estate — 0.3%
Marcus & Millichap, Inc.	5,000	146,750
RMR Group Inc., Class A, (The)	2,800	60,284
		207,034
REITS — 6.3%
AFC Gamma, Inc.	15,238	174,780
Apollo Commercial Real Estate Finance, Inc.	22,000	221,980
Apple Hospitality REIT, Inc.	58,300	847,099
Brandywine Realty Trust	53,300	207,870
Broadstone Net Lease, Inc.	28,840	452,211
CareTrust REIT, Inc.	45,600	884,640
City Office REIT, Inc.	26,900	121,857
Empire State Realty Trust, Inc., Class A	36,833	227,260
EPR Properties	8,465	353,075
Innovative Industrial Properties, Inc.	2,300	152,030
Park Hotels & Resorts, Inc.	74,800	967,912
Xenia Hotels & Resorts, Inc.	3,500	40,775
Ryman Hospitality Properties, Inc.	10,700	981,511
		5,633,000
Retail — 6.9%
BJ’s Restaurants, Inc.*	13,197	393,007
BlueLinx Holdings, Inc.*	600	49,332
Buckle Inc., (The)	12,600	386,946
Build-A-Bear Workshop, Inc.	33,018	600,267
Destination XL Group, Inc.*	88,658	368,817
Dine Brands Global, Inc.	4,182	250,209
GMS, Inc.*	11,552	731,588
La-Z-Boy, Inc.	32,510	868,667
Macy’s, Inc.	16,620	225,866
MarineMax, Inc.*	2,200	62,414
MSC Industrial Direct Co., Inc., Class A	500	44,960
Noodles & Co.*	37,893	126,942
PC Connection, Inc.	6,200	278,814
PriceSmart, Inc.	6,328	458,653
Wingstop, Inc.	1,621	323,163
Winmark Corp.	3,000	977,970
		6,147,615
Savings & Loans — 0.1%
Home Bancorp, Inc.	2,500	76,975
Semiconductors — 0.6%
Allegro MicroSystems, Inc.*	7,203	283,294
Diodes, Inc.*	2,646	237,717
		521,011
Software — 5.6%
CommVault Systems, Inc.*	2,764	192,623
Computer Programs & Systems, Inc.*	10,300	245,758
CSG Systems International, Inc.	12,500	599,750
Doximity, Inc., Class A*	5,100	156,417
eGain Corp.*	8,327	60,371
Elastic NV, (Netherlands)*	4,934	359,294
Evolent Health, Inc., Class A*	1,292	37,649
Health Catalyst, Inc.*	17,800	200,428
NextGen Healthcare, Inc.*	10,110	157,412
PROS Holdings, Inc.*	10,100	306,232
Smartsheet, Inc., Class A*	5,846	289,845
Teradata Corp.*	20,475	959,458
Verra Mobility Corp.*	2,537	44,727
Zeta Global Holdings Corp., Class A*	116,142	1,047,601
Zuora, Inc., Class A*	33,952	366,342
		5,023,907
Telecommunications — 2.1%
Aviat Networks, Inc.*	7,900	241,898
Cambium Networks Corp., (Cayman Islands)*	8,200	128,576
Credo Technology Group Holding Ltd., (Cayman Islands)*	59,004	791,834
Extreme Networks, Inc.*	35,682	735,049
		1,897,357
Transportation — 0.8%
DHT Holdings, Inc., (Marshall Islands)	44,349	341,044
Landstar System, Inc.	1,900	333,222
		674,266
Trucking & Leasing — 0.2%
Greenbrier Cos Inc., (The)	6,309	171,416
Water — 0.3%
American States Water Co.	3,200	284,224
TOTAL COMMON STOCKS
(Cost $90,502,364)		88,165,997
SHORT-TERM INVESTMENTS - 1.6%
U.S. Bank Money Market Deposit Account, 5.00% (a)	1,391,473	1,391,473
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,391,473)		1,391,473
TOTAL INVESTMENTS - 100.0%
(Cost $91,893,837)		89,557,470
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		15,762
NET ASSETS - 100.0%		$89,573,232

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2023.
ETF	Exchange-Traded Funds
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI SMALL CAP CORE FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI SMALL CAP CORE FUND
Exchange-Traded Funds	$88,165,997	$88,165,997	$-	$-
Short-Term Investments	1,391,473	1,391,473	-	-
Total Investments*	$89,557,470	$89,557,470	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.